Share capital, stock options and other stock-based plans - Share units (Details) - Share units - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Number of units
Outstanding, beginning of period (in shares)	1,777,941	2,667,403
Granted (in shares)	525,807	1,877,101
Exercised/Vested (in shares)	(829,553)	(2,622,338)
Forfeited/expired (in shares)	(21,817)	(144,225)
Outstanding, end of period (in shares)	1,452,378	1,777,941
Units outstanding and exercisable, end of period (in shares)	22,588	14,450
Weighted average grant date fair value (CDN $)
Outstanding, beginning of period (in Canadian dollars per share)	$ 3.19	$ 4.41
Granted (in Canadian dollars per share)	2.09	3.08
Exercised/Vested (in Canadian dollars per share)	2.31	3.81
Forfeited/expired (in Canadian dollars per share)	3.37	2.86
Outstanding, end of period (in Canadian dollars per share)	3.29	3.19
Units outstanding and exercisable, end of period (in Canadian dollars per share)	$ 5.69	$ 2.41